Income Taxes (Details) - Schedule of statutory federal tax and the total income tax expense (benefit)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 26, 2021	Dec. 31, 2020
Successor [Member]
Income Taxes (Details) - Schedule of statutory federal tax and the total income tax expense (benefit) [Line Items]
Federal statutory rate (21%)	21.00%
State income taxes, net of federal benefit	0.10%
Non-Deductible Expenses	15.10%
Change in Fair Value of Warrants	(35.70%)
Income Tax Expense/(Benefit)	0.50%
Predecessor [Member]
Income Taxes (Details) - Schedule of statutory federal tax and the total income tax expense (benefit) [Line Items]
Federal statutory rate (21%)		0.00%	0.00%
State income taxes, net of federal benefit		8.20%	7.60%
Non-Deductible Expenses
Change in Fair Value of Warrants
Income Tax Expense/(Benefit)		8.20%	7.60%